Reconciliation of Segment Operating Income to Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other corporate expenses, net	$ (5,872)	$ (4,102)	$ (3,011)
Share-based compensation expense	(1,740)	(1,168)	(879)
Operating income	55,241	33,790	18,385
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 62,853	$ 39,060	$ 22,275